Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Statement Of Cash Flows [Abstract]
Proceeds from initial public offering, net of cost of offering	$ 12,567